Rights of Use - Expenses Related to Leases Included in Operating Results and Income from Subleasing Right-of-Use Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Rights of Use [Abstract]
Short-term leases included in operating results as supplies	€ 64	€ 73
Variable lease payments not included in the measurement of lease liabilities	18	14
Total expenses as supplies	82	87
Short-term leases included in external services	54	45
Leases of low-value assets included in external services	7	7
Variable lease payments not included in the measurement of lease liabilities	36	16
Total expenses as external services (Note 26)	97	68
Total lease expenses	€ 179	€ 155